DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

8.                   DERIVATIVE FINANCIAL INSTRUMENTS

The following tables present the fair values of derivative instruments included in the Company’s consolidated balance sheets as of December 31, 2012 and 2013:

December 31, 2012
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	1,639,337	182,963

December 31, 2013
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	351,523	475,973

See Note 9, “Fair Value Measurement,” to the Company’s consolidated financial statements for information about the techniques the Company uses to measure the fair value of its derivative instruments.

The following table presents the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2011, 2012 and 2013:

	Amount of (loss) gain on Derivatives Recognized in Income Year Ended December 31			Location of (loss) gain Recognized in
Derivative Type	2011	2012	2013	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	(11,393,346)	8,541,721	2,180,418	Derivatives (loss) gain